Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Statement [Abstract]
Net sales	$ 126,872	$ 118,184	$ 132,505	$ 135,386	$ 138,287	$ 121,708	$ 127,734	$ 131,244	$ 512,947		$ 518,973		$ 487,508
Cost of sales	40,449	36,185	41,504	38,768	40,392	37,989	39,934	40,141	156,906	[1]	158,456	[1]	148,715	[1]
Cost of sales - restructuring	571	1,900	0	0					2,471		0		0
Gross profit	85,852	80,099	91,001	96,618	97,895	83,719	87,800	91,103	353,570		360,517		338,793
Operating expenses:
Selling, general and administrative	72,361	83,581	70,821	74,825	73,324	64,877	67,774	76,438	301,588	[1]	282,413	[1]	270,456	[1]
Research and development	6,331	6,769	7,807	9,207	8,902	8,779	9,784	9,835	30,114	[1]	37,300	[1]	35,691	[1]
Amortization of intangible assets	782	721	677	690	720	708	634	649	2,870		2,711		5,151
Restructuring charges (Note 17)	2,273	12,132	0	0	(220)	134	461	544	14,405		919		3,544
Total operating expenses	81,747	103,203	79,305	84,722	82,726	74,498	78,653	87,466	348,977		323,343		314,842
Operating income	4,105	(23,104)	11,696	11,896	15,169	9,221	9,147	3,637	4,593		37,174		23,951
Interest expense, net									6,529		6,123		5,466
Other expense, net									4,719		130		2,873
(Loss) income before income taxes									(6,655)		30,921		15,612
(Benefit) provision for income taxes									(1,512)		13,080		3,481
Net (loss) income	$ 1,163	$ (16,045)	$ 6,147	$ 3,592	$ 8,869	$ 4,650	$ 4,847	$ (525)	$ (5,143)		$ 17,841		$ 12,131
Net (loss) income per share (Note 13):
Basic (in dollars per share)	$ 0.03	$ (0.42)	$ 0.16	$ 0.09	$ 0.23	$ 0.12	$ 0.13	$ (0.01)	$ (0.13)		$ 0.47		$ 0.32
Diluted (in dollars per share)	$ 0.03	$ (0.42)	$ 0.16	$ 0.09	$ 0.22	$ 0.12	$ 0.13	$ (0.01)	$ (0.13)		$ 0.47		$ 0.32
Weighted-average number of shares outstanding-basic (in shares)									38,279		37,802		37,366
Weighted-average number of shares outstanding, diluted (in shares)									38,279		37,961		37,443

[1]	These line items include the following amounts of non-cash, stock-based compensation expense for the periods indicated: Year Ended December 31, 2011 2010 2009Cost of sales$1,412 $1,301 $1,285Selling, general and administrative7,028 9,924 10,077Research and development668 1,952 1,829